Financing receivables, net - Allowance for financing receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Financing Receivable, Allowance for Credit Loss
Current period provision	$ (20,755)
Foreign exchange impact	(11)
Balance at end of year	$ (20,766)